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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph B. O'Boyle
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Joseph B. O'Boyle                   Naperville, Illinois      May 6, 2009
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           40
Form 13F Information Table Value Total:      $13,046
                                          (thousands)

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
      Column 1               Column 2         Column 3  Column 4  Column 5                  Column 6   Column 7       Column 8
--------------------  ---------------------  ---------  --------  --------                -----------  --------  -------------------
                                                                   PRN or                                          Voting Authority
                                                          Value      SHS           CALL/   Investment    Other   -------------------
   Title of Issuer        Title of Class       Cusip     (x1000)   Amount           PUT    Discretion  Managers   Sole  Shared  None
--------------------  ---------------------  ---------  --------  --------         -----  -----------  --------  -----  ------  ----
ALLIANT TECHSYSTEMS
   INC                CONVERTIBLE SECURITY   018804AN4     579      600000  prn               Sole       None      600           0
ALPHA NATURAL
   RESOURCES INC      CONVERTIBLE SECURITY   02076XAA0     326      500000  prn               Sole       None      500           0
BRISTOW GROUP INC     CONVERTIBLE PREFERRED
                         SECURITY            110394400     372      12000   shs               Sole       None    12000           0
CARRIZO OIL & GAS     CONVERTIBLE SECURITY   144577AA1     456      900000  prn               Sole       None      900           0
CENTRAL EURO
   DISTRIBUTION CORP  COMMON STOCK           153435952      3         40    shs    PUT        Sole       None       40           0
CENTRAL EURO
   DISTRIBUTION CORP  COMMON STOCK           153435902      1         35    shs    CALL       Sole       None       35           0
CENTRAL EURO
   DISTRIBUTION CORP  CONVERTIBLE SECURITY   153435AA0     226      590000  prn               Sole       None      590           0
CHARLES RIVER
   LABORATORIES       CONVERTIBLE SECURITY   159864AB3     207      250000  prn               Sole       None      250           0
CIENA CORP            CONVERTIBLE SECURITY   171779AE1     429     1000000  prn               Sole       None     1000           0
COVANTA HOLDING CORP  CONVERTIBLE SECURITY   22282EAA0     395      500000  prn               Sole       None      500           0
EMC CORP - MASS       CONVERTIBLE SECURITY   268648AK8     202      200000  prn               Sole       None      200           0
EMC CORP - MASS       CONVERTIBLE SECURITY   268648AM4     294      300000  prn               Sole       None      300           0
ENERGY CONVERSION
   DEVICES INC        CONVERTIBLE SECURITY   292659AA7     441      830000  prn               Sole       None      830           0
EXXON MOBIL CORP      COMMON STOCK           30231G102     223       3275   shs               Sole       None     3275           0
FEI COMPANY           CONVERTIBLE SECURITY   30241LAF6     517      600000  prn               Sole       None      600           0
GENERAL CABLE CORP    CONVERTIBLE SECURITY   369300AD0     422      600000  prn               Sole       None      600           0
GENESCO INC           CONVERTIBLE SECURITY   371532AN2     206      200000  prn               Sole       None      200           0
HLTH CORP             CONVERTIBLE SECURITY   94769MAG0     253      300000  prn               Sole       None      300           0
HORNBECK OFFSHORE
   SERVICES INC       CONVERTIBLE SECURITY   440543AE6     377      600000  prn               Sole       None      600           0
INFORMATICA CORP      CONVERTIBLE SECURITY   45666QAB8     294      300000  prn               Sole       None      300           0
JA SOLAR HOLDINGS CO  CONVERTIBLE SECURITY   466090AA5     498     1000000  prn               Sole       None     1000           0
JOHNSON CONTROLS INC  CONVERTIBLE SECURITY   478366AS6     380      300000  prn               Sole       None      300           0
LAWSON SOFTWARE INC   CONVERTIBLE SECURITY   52078PAA0     355      450000  prn               Sole       None      450           0
LEGG MASON INC        CONVERTIBLE PREFERRED
                         SECURITY            524901303     273      15000   shs               Sole       None    15000           0
MACROVISION CORP      CONVERTIBLE SECURITY   555904AB7     459      500000  prn               Sole       None      500           0
MENTOR GRAPHICS       CONVERTIBLE SECURITY   587200AD8     253      300000  prn               Sole       None      300           0
MILLIPORE CORP        CONVERTIBLE SECURITY   601073AD1     373      400000  prn               Sole       None      400           0
MYLAN LABORATORIES
   INC                CONVERTIBLE SECURITY   628530AG2     258      300000  prn               Sole       None      300           0
ORBITAL SCIENCES
   CORP               CONVERTIBLE SECURITY   685564AN6     334      400000  prn               Sole       None      400           0
SBA COMM CORP         CONVERTIBLE SECURITY   78388JAJ5     283      300000  prn               Sole       None      300           0
SCHOOL SPECIALTY      CONVERTIBLE SECURITY   807863AL9     476      700000  prn               Sole       None      700           0
SMITHFIELD FOODS INC  CONVERTIBLE SECURITY   832248AR9     246      350000  prn               Sole       None      350           0
SONOSITE INC          CONVERTIBLE SECURITY   83568GAA2     258      300000  prn               Sole       None      300           0
SPARTAN STORES        CONVERTIBLE SECURITY   846822AE4     421      700000  prn               Sole       None      700           0
SPSS INC              CONVERTIBLE SECURITY   78462KAB8     459      500000  prn               Sole       None      500           0
THORATEC CORP         CONVERTIBLE SECURITY   885175AB5     201      250000  prn               Sole       None      250           0
TYSON FOODS           CONVERTIBLE SECURITY   902494AP8     266      300000  prn               Sole       None      300           0
US BANCORP            CONVERTIBLE SECURITY   902973AQ9     354      400000  prn               Sole       None      400           0
VERISIGN INC          CONVERTIBLE SECURITY   92343EAD4     331      500000  prn               Sole       None      500           0
WESCO INTL INC        CONVERTIBLE SECURITY   95082PAE5     350      400000  prn               Sole       None      400           0